Reserves for Losses and Loss Adjustment Expenses	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Reserves for Losses and Loss Adjustment Expenses
8.           Reserves for Losses and Loss Adjustment Expenses
The reserves for losses and loss adjustment expenses include an amount determined from reported claims, and estimates based on historical loss experience and industry statistics for losses incurred but not reported using a variety of actuarial methods.
The reserve estimates contain an inherent level of uncertainty and actual results may vary, potentially significantly, from the estimates the Company has made. Reserves are reviewed on a quarterly basis and estimates are adjusted to reflect emerging claims experience.
The unpaid reported reserves for losses and loss adjustment expenses are established by management based on reports from brokers, ceding companies and insureds and represent the estimated ultimate cost of events or conditions that have been reported to, or specifically identified by the Company.
Losses and loss adjustment expenses incurred but not reported (“IBNR”) reserves are established by management based on actuarial estimates of ultimate losses and loss adjustment expenses. Inherent in the estimate of ultimate losses and loss adjustment expenses are expected trends in claim severity, frequency of large losses and catastrophes, and other factors which may vary significantly as claims are settled.
Actuarial inputs include the Company’s own loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. Due to the limited historical data available, reliance is placed upon industry data and a review of individual policies. Estimates are calculated at the lowest level line of business, separately for gross and ceded, and for attritional, large and catastrophic claims.
The Company estimates reserves for unallocated claims adjustment expenses (“ULAE”) based on a percentage of loss reserves as determined by management. However, this may be overridden in exceptional circumstances where this approach is not deemed appropriate. There were no material changes made to the Company’s methodology for calculating reserves for unallocated claims adjustment expenses for the six months ended June 30, 2026.
Salvage is recorded based on estimated realizable value and is deducted from the reserve for losses and loss adjustment expenses.
The following table presents a reconciliation for the period of reserves for losses and loss adjustment expenses for the six months ended June 30, 2026 and June 30, 2025:

	June 30, 2026	June 30, 2025
Reserves for losses and loss adjustment expenses, beginning of period	$2,607.1	$3,134.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,195.6)	(1,255.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,411.5	1,878.7
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	552.2	677.5
Prior years	(35.8)	48.4
Total incurred	516.4	725.9
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(23.2)	(191.2)
Prior years	(368.4)	(1,149.9)
Total paid	(391.6)	(1,341.1)
Foreign exchange	(10.0)	27.3
Net reserves for losses and loss adjustment expenses, end of period	1,526.3	1,290.8
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,348.1	1,244.7
Reserves for losses and loss adjustment expenses, end of period	$2,874.4	$2,535.5
As a result of the changes in estimates of insured events in prior years, the reserves for losses and loss adjustment expenses net of reinsurance recoveries decreased by $35.8 million for the six months ended June 30, 2026 (2025: increased by $48.4 million).
Net favorable development for the six months ended June 30, 2026 resulted from better than expected loss development across both segments.
In the Insurance segment, for the six months ended June 30, 2026 the net favorable development of $5.5 million was primarily driven by better than expected loss emergence in multiple lines of business, partially offset by increased loss estimates related to the Baltimore Bridge collapse within our Marine line of business as well as increases in prior year property D&F losses. In the Reinsurance segment, for the six months ended June 30, 2026 the net favorable development of $30.3 million was driven by positive development on catastrophe losses and benign prior year attritional experience.
Net adverse development for the six months ended June 30, 2025 resulted from an increase in our Aviation & Aerospace line of business in the Insurance segment related to the Ukraine Conflict, partially offset by better than expected loss development in both operating segments. The favorable development in the Reinsurance segment of $57.5 million was driven by positive development on catastrophe losses and benign prior year attritional experience. The adverse development in the Insurance segment of $105.9 million was driven primarily by an increase in our Aviation & Aerospace line of business related to the Ukraine Conflict. This increase includes the impact of the settlement of certain aviation litigation related claims during the year, as well as the judgment handed down by the English High Court. The increase was partially offset by better than expected loss emergence in our Property and Other Insurance lines of business.